CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net loss	$ (398.0)	$ (19.7)
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	0.5	(10.8)
Net realized change in fair value of marketable securities	(0.5)	(0.4)
Tax impact	0.1	1.8
Other comprehensive income (loss), net of income tax	0.1	(9.4)
Movement in cash flow hedge fair value reserve
Effective portion of changes in fair value of cash flow hedges	5.3	(1.1)
Time value of options contracts excluded from hedge relationship	9.2	(15.8)
Net change in fair value of cash flow hedges reclassified to the statements of earnings	(1.4)	(10.9)
Tax impact	(0.5)	1.2
Other comprehensive income, net of income taxes	12.6	(26.6)
Currency translation adjustment	1.4	(1.2)
Total other comprehensive income (loss)	14.1	(37.2)
Comprehensive income (loss)	(383.9)	(56.9)
Comprehensive income (loss) attributable to:
Equity holders of IAMGOLD Corporation	(398.5)	(65.4)
Non-controlling interests	14.6	8.5
Comprehensive income (loss)	(383.9)	(56.9)
Continuing Operations
Movement in cash flow hedge fair value reserve
Comprehensive income (loss)	(344.6)	(60.1)
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	(344.6)	(60.1)
Discontinued operations
Movement in cash flow hedge fair value reserve
Comprehensive income (loss)	(39.3)	3.2
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	$ (39.3)	$ 3.2